Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation (Textual)
Stock-based compensation expense	$ 1,129,960	$ 438,395
Number of shares authorized under Option	7,500,000
Percentage of common stock delivered pursuant to incentive stock options	100.00%
Number of stock reserved for issuance	3,134,795
Stock Options [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	1,807,362	2,561,209
Stock options exercisable, intrinsic value	1,179,516	2,469,865
Stock-based compensation expense	814,996	321,281
Non Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	152,500	9,510
Stock options exercisable, intrinsic value	137,500	9,510
Stock-based compensation expense	115,178	11,692
Total unrecognized compensation cost related to non-vested stock options	419,206	26,023
Weighted average expected recognition period of compensation cost not yet recognized	1 year 6 months 25 days	8 months 8 days
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense	314,964	88,710
Total unrecognized compensation cost related to non-vested stock options	3,169,203	3,120,167
Weighted average expected recognition period of compensation cost not yet recognized	9 years	9 years 11 months 8 days
Unvested Stock Options [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	$ 1,846,201	$ 858,457
Weighted average expected recognition period of compensation cost not yet recognized	2 years 6 months 29 days	2 years 8 months 1 day